                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0181296

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Liquid Asset Portfolio
   The positive tone in the fixed income markets during the second half of the year was reflected in the 90-Day Treasury Bill's high yield of 5.36% on September 5th to the low yield of 4.92% on December 13th.
   In the broader view, yields in the money markets (overnight to 13-month maturities) dropped by 2 to 24 basis points along the short curve, slightly less than the reduction in yield along the balance of the yield curve. We took advantage of this positive movement in the market and extended the weighted average maturity of the Portfolio to a high of 73 days during the last quarter of 1996.
   When possible, we selected issues from among those with six-month maturities to lock in higher rates, and whose credit quality continued to be exclusively first tier. There had not been any significant change in the spreads between Treasury and Agency issues versus commercial paper and bank issues. Therefore, we continue to maintain the highest concentration in the commercial paper and bank issue sector of the short-term debt market at a spread of approximately 25 to 30 basis points over comparable Treasuries.

Josephine Mahaney                          Ted Giuliano

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. The views of the portfolio managers expressed in this report are as of the date written above. The managers' views are subject to change at any time based on market and other conditions.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  13,552,061
      Receivable for Trust shares sold                        810
      Receivable from administrator -- net (Note
       B)                                                     683
                                                    --------------
                                                       13,553,554
                                                    --------------
LIABILITIES
      Dividends payable                                    51,266
      Accrued expenses                                     23,072
      Payable for Trust shares redeemed                    15,002
                                                    --------------
                                                           89,340
                                                    --------------
NET ASSETS at value                                 $  13,464,214
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      13,465
      Paid-in capital in excess of par value           13,451,761
      Accumulated net realized losses on
       investment                                          (1,012)
                                                    --------------
NET ASSETS at value                                 $  13,464,214
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     13,465,226
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   826,610
                                                    ------------
    Expenses:
      Administration fee (Note B)                        60,779
      Shareholder reports                                23,775
      Custodian fees                                     10,000
      Registration and filing fees                        2,462
      Legal fees                                          1,697
      Trustees' fees and expenses                           642
      Auditing fees                                         122
      Miscellaneous                                         895
      Expenses from Series (Notes A & B)                 82,839
                                                    ------------
        Total expenses                                  183,211
      Deduct -- expenses reimbursed by
       administrator (Note B)                           (30,558)
                                                    ------------
        Total net expenses                              152,653
                                                    ------------
        Net investment income                           673,957
                                                    ------------
REALIZED GAIN ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized gain on investment securities              200
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   674,157
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     673,957   $     575,710
    Net realized gain on investments
     from Series (Note A)                           200             133
                                          -----------------------------
    Net increase in net assets resulting
     from operations                            674,157         575,843
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (673,957)       (575,710)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 2,327,316      32,993,481
    Proceeds from reinvestment of
     dividends                                  752,967         468,404
    Payments for shares redeemed            (21,495,723)     (6,866,682)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                     (18,415,440)     26,595,203
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (18,415,240)     26,595,336
NET ASSETS:
    Beginning of year                        31,879,454       5,284,118
                                          -----------------------------
    End of year                           $  13,464,214   $  31,879,454
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      2,327,316      32,993,481
    Issued on reinvestment of dividends         752,967         468,404
    Redeemed                                (21,495,723)     (6,866,682)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                            (18,415,440)     26,595,203
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012 expiring in 2002, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid Management for investment advisory and administrative services a fee at the annual rate of .50% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, such excess expenses amounted to $30,558.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is less than .01% of the Fund's average daily net assets.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $2,011,699 and $21,419,993, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                                       Year Ended December 31,
                                     1996(1)     1995(1)   1994     1993     1992     1991     1990     1989     1988     1987
                                     -------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $1.0000     $ .9997  $1.0009  $1.0002  $1.0001  $ .9999  $ .9998  $ .9998  $1.0000  $1.0002
                                     -------------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income              .0443       .0493    .0328    .0233    .0320    .0547    .0730    .0826    .0648    .0550
    Net Gains or Losses on
     Securities                       (.0001)(2)   .0003       --    .0014    .0002    .0002    .0001       --   (.0002)   .0001
                                     -------------------------------------------------------------------------------------------
      Total From Investment
       Operations                      .0442       .0496    .0328    .0247    .0322    .0549    .0731    .0826    .0646    .0551
                                     -------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                          (.0443)     (.0493)  (.0328)  (.0233)  (.0320)  (.0547)  (.0730)  (.0826)  (.0648)  (.0550)
    Distributions (from capital
     gains)                               --          --   (.0012)  (.0007)  (.0001)      --       --       --       --   (.0003)
                                     -------------------------------------------------------------------------------------------
      Total Distributions             (.0443)     (.0493)  (.0340)  (.0240)  (.0321)  (.0547)  (.0730)  (.0826)  (.0648)  (.0553)
                                     -------------------------------------------------------------------------------------------
Net Asset Value, End of Year         $ .9999     $1.0000  $ .9997  $1.0009  $1.0002  $1.0001  $ .9999  $ .9998  $ .9998  $1.0000
                                     -------------------------------------------------------------------------------------------
Total Return(3)                        +4.52%      +5.04%   +3.46%   +2.43%   +3.25%   +5.61%   +7.55%   +8.58%   +6.68%   +5.67%
                                     -------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $  13.5     $  31.9  $   5.3  $   6.8  $  25.4  $  21.5  $  21.5  $  11.5  $   9.3  $   8.1
                                     -------------------------------------------------------------------------------------------
    Ratio of Expenses to Average
     Net Assets(4)                      1.00%       1.01%    1.02%     .88%     .72%     .74%     .88%    1.00%    1.00%    1.00%
                                     -------------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(4)           4.44%       4.90%    3.28%    2.34%    3.19%    5.47%    7.30%    8.28%    6.52%    5.69%
                                     -------------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Liquid Asset Portfolio
1)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2)The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the period because of the timing of sales and repurchases of Fund shares.
3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.
4)After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                  Year Ended December 31,
                                          1996   1995   1994   1989   1988   1987
Expenses                                  1.21%  1.25%  1.03%  1.03%  1.25%  1.52%

Net Investment Income                     4.23%  4.66%  3.27%  8.25%  6.27%  5.17%

   There was no reduction of expenses for the years ended December 31, 1990, through and including 1993.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Liquid Asset Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Asset Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

Principal                                        Rating(1)
 Amount                                      Moody's       S&P      Value(2)
---------                                  -----------  ---------  -----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (12.2%)
$ 259,000  Federal Home Loan Mortgage
           Corp., Discount Notes, 5.45%,
           due 1/6/97                          AGY         AGY     $   258,804
  208,000  Federal Home Loan Mortgage
           Corp., Discount Notes, 5.32%,
           due 2/7/97                          AGY         AGY         206,863
  590,000  Federal National Mortgage
           Association, Discount Notes,
           5.48%, due 3/24/97                  AGY         AGY         582,636
  600,000  Federal National Mortgage
           Association, Variable Rate
           Medium-Term Notes, Ser. B,
           5.42766%, due 9/12/97               AGY         AGY         599,736
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES                                                1,648,039
                                                                   -----------
           ASSET-BACKED COMMERCIAL PAPER
           (4.4%)
  600,000  Corporate Receivables Corp.,
           5.42%, due 1/9/97                   P-1         A-1         599,277
                                                                   -----------
           CORPORATE COMMERCIAL PAPER
           (75.9%)
  545,000  Procter & Gamble Co., 5.40%,
           due 1/7/97                          P-1        A-1+         544,510
  545,000  Raytheon Co., 5.33%, due
           1/9/97                              P-1         A-1         544,354
  335,000  Interstate Power Co., 5.40%,
           due 1/15/97                         P-1         A-1         334,296
  500,000  Glaxo Wellcome PLC, 5.32%, due
           1/21/97                             P-1        A-1+         498,522
  600,000  Australian Wheat Board, 5.27%,
           due 1/22/97                         P-1        A-1+         598,155
  600,000  Fluor Corp., 5.34%, due
           1/29/97                             P-1         A-1         597,508
  500,000  Hitachi America, Ltd., 5.40%,
           due 2/7/97                          P-1        A-1+         497,225
  600,000  A/S Eksportfinans, 5.40%, due
           2/10/97                             P-1        A-1+         596,400
  464,000  National Australia Funding
           Delaware Inc., 5.35%, due
           2/12/97                             P-1        A-1+         461,104
  220,000  Kingdom of Sweden, 5.45%, due
           2/14/97                             P-1        A-1+         218,535
  223,000  MetLife Funding, Inc., 5.30%,
           due 2/14/97                         P-1        A-1+         221,555
  500,000  AON Corp., 5.28%, due 2/24/97       P-1        A-1+         496,040
  600,000  Province of British Columbia,
           Canada, 5.32%, due 4/2/97           P-1        A-1+         591,931
  500,000  Ameritech Corp., 5.31%, due
           4/21/97                             P-1        A-1+         491,887
  500,000  Swedish Export Credit Corp.,
           5.315%, due 4/22/97                 P-1        A-1+         491,806
  250,000  Air Products & Chemicals,
           Inc., 5.30%, due 4/25/97            P-1         A-1         245,804
  500,000  Pitney Bowes Credit Corp.,
           5.28%, due 5/2/97                   P-1        A-1+         491,127
  500,000  American Express Credit Corp.,
           5.28%, due 5/5/97                   P-1         A-1         490,907
  600,000  General Electric Capital
           Corp., 5.27%, due 5/13/97           P-1        A-1+         588,406
  300,000  Caisse d'Amortissement de la
           Dette Sociale, 5.32%, due
           5/20/97                             P-1        A-1+         293,838
  515,000  Prudential Funding Corp.,
           5.26%, due 5/20/97                  P-1        A-1+         504,541
  500,000  AT&T Capital Corp., 5.25%, due
           6/2/97                              P-1        A-1+         488,917
                                                                   -----------
           TOTAL CORPORATE COMMERCIAL
           PAPER                                                    10,287,368
                                                                   -----------

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

Principal                                        Rating(1)
 Amount                                      Moody's       S&P      Value(2)
---------                                  -----------  ---------  -----------
           CORPORATE DEBT SECURITIES
           (7.4%)
$ 500,000  Morgan Stanley Group Inc.,
           Variable Rate Senior
           Medium-Term Notes, Ser. C,
           5.51125%, due 7/10/97               P-1        A-1+     $   500,000
  500,000  First Union National Bank of
           North Carolina, Bank Notes,
           4.91%, due 12/19/97                 P-1         A-1         500,000
                                                                   -----------
           TOTAL CORPORATE DEBT
           SECURITIES                                                1,000,000
                                                                   -----------
           TOTAL INVESTMENTS (99.9%)                                13,534,684
           Cash, receivables and other
           assets, less liabilities
           (0.1%)                                                       17,378
                                                                   -----------
           TOTAL NET ASSETS (100.0%)                               $13,552,062
                                                                   -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments
1)Credit ratings are unaudited.
2)Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $  13,534,684
      Cash                                                  1,764
      Deferred organization costs (Note A)                 14,873
      Interest receivable                                   9,061
      Prepaid expenses and other assets                       426
                                                    --------------
                                                       13,560,808
                                                    --------------
LIABILITIES
      Accrued expenses                                      5,884
      Payable to investment manager (Note B)                2,862
                                                    --------------
                                                            8,746
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  13,552,062
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  13,552,062
                                                    --------------
NET ASSETS                                          $  13,552,062
                                                    --------------
*Cost of investments                                $  13,534,684
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   826,610
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 38,108
      Custodian fees (Note B)                            27,503
      Accounting fees                                    10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 4,477
      Legal fees                                          1,181
      Trustees' fees and expenses                           691
      Auditing fees                                         652
      Insurance expense                                     200
      Miscellaneous                                          27
                                                    ------------
        Total expenses                                   82,839
                                                    ------------
        Net investment income                           743,771
                                                    ------------
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                                   200
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   743,971
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                           Period from
                                                           May 1, 1995
                                                          (Commencement
                                                               of
                                                           Operations)
                                           Year Ended          to
                                          December 31,    December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    743,771    $    535,817
    Net realized gain (loss) on
     investments                                   200              (1)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           743,971         535,816
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                2,011,699      30,158,896
    Reductions                             (21,419,993)     (4,521,069)
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests    (19,408,294)     25,637,827
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (18,664,323)     26,173,643
NET ASSETS:
    Beginning of year                       32,216,385       6,042,742
                                          -----------------------------
    End of year                           $ 13,552,062    $ 32,216,385
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $14,873.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                     Period from
                                                                     May 1, 1995
                                                                    (Commencement
                                                                         of
                                                                     Operations)
                                                     Year Ended          to
                                                    December 31,    December 31,
                                                        1996            1995
                                                    -----------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                              .54%            .55%(1)
                                                    -----------------------------
    Net Investment Income                                4.88%           5.31%(1)
                                                    -----------------------------
Net Assets, End of Year (in millions)                   $13.6           $32.2
                                                    -----------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Liquid Asset Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Liquid Asset Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, and the Statement of Changes in Net Assets and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations), to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Liquid Asset Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations), to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

20